Segmented information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information [Table Text Block]
	Years ended December 31,
	2014	2013	2012
Revenue:
Westport Operations	$126,988	$151,615	$132,382
Corporate and Technology Investments	3,581	12,417	23,244
CWI	337,234	310,651	198,015
WWI	618,465	466,580	272,086
Total segment revenues	1,086,268	941,263	625,727
Less: equity investees' revenue	(955,699)	(777,231)	(470,101)
Total consolidated revenues	$130,569	$164,032	$155,626
Net consolidated operating income (loss) excluding depreciation and amortization, losses on impairments, write-downs and disposals, provision for inventory purchase commitments, foreign exchange loss (gain), bank charges and other:

Westport Operations	$(22,379)	$(67,426)	$(44,770)
Corporate and Technology Investments	(87,363)	(83,546)	(50,211)
CWI	21,555	23,539	35,368
WWI	78,502	14,496	9,765
Total segment operating loss	(9,685)	(112,937)	(49,848)
Less: equity investees’ operating income	(100,057)	(38,035)	(45,133)
Net consolidated operating loss excluding depreciation and amortization, losses on impairments, write-downs and disposals, provision for inventory purchase commitments, foreign exchange (gain) loss, bank charges and other:	(109,742)	(150,972)	(94,981)
Depreciation and amortization:
Westport Operations	13,573	11,474	9,016
Corporate and Technology Investments	5,093	4,814	2,379
Provision for inventory purchase commitments (Westport Operations)	4,106	—	—
Losses on impairments, write-downs and disposals
Corporate and Technology Investments	3,458	31,564	—
Westport Operations	26,146	9,959	—
	52,376	57,811	11,395
Net consolidated operating loss before foreign exchange (gain) loss, bank charges and other	(162,118)	(208,783)	(106,376)
Foreign exchange (gain) loss, bank charges and other	(2,731)	(14,573)	1,922
Loss from operations	(159,387)	(194,210)	(108,298)
Interest on long-term debt and other income (expenses), net	(5,032)	(3,771)	(4,928)
Income from investment accounted for by the equity method	14,222	13,444	16,190
Loss before income taxes	$(150,197)	$(184,537)	$(97,036)

Schedule of Assets by Segment [Table Text Block]
	Years ended December 31,
	2014	2013	2012
Total additions to long-lived assets excluding business combinations:
Westport Operations	$2,278	$20,871	$14,787
Corporate and Technology Investments	7,971	5,579	16,565
	$10,249	$26,450	$31,352

Schedule Of Geographical Revenue Information [Table Text Block]
It is impracticable for the Company to provide geographical revenue information by individual countries; however, it is practicable to provide it by geographical regions.  Product and service and other revenues are attributable to geographical regions based on location of the Company’s customers and presented as a percentage of the Company’s product and service revenues are as follows:

	% of total product revenue and service and other revenue
	Years ended December 31,
	2014	2013	2012
Americas (including United States)	40	42	38
Asia (including China)	12	11	9
Other (including Italy)	48	47	53

Schedule Of Allocation Of The Total Assets [Table Text Block]
The Company’s long-lived assets consist of property, plant and equipment, intangible assets and goodwill.

Long-lived assets information by geographic area:

December 31, 2014	Fixed Assets	Intangible Assets	Total
	(in thousands)	(in thousands)	(in thousands)
Italy	9,084	44,139	53,223
Netherlands	3,729	6,245	9,974
Canada	24,410	673	25,083
United States	20,386	—	20,386
Sweden	208	—	208
China	6,329	—	6,329
Australia	1,018	214	1,232
	65,164	51,272	116,436
Less: equity investees' long lived assets	7,030	—	7,030
Total consolidated long-lived assets	58,134	51,272	109,406

December 31, 2013	Fixed Assets	Intangible Assets	Total
	(in thousands)	(in thousands)	(in thousands)
Italy	13,819	53,099	66,918
Netherlands	—	—	—
Canada	29,842	871	30,713
United States	21,727	25,595	47,322
Sweden	322	—	322
China	8,675	—	8,675
Australia	1,081	279	1,360
	75,466	79,844	155,310
Less: equity investees' long lived assets	8,117	—	8,117
Total consolidated long-lived assets	67,349	79,844	147,193